Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events
Subsequent Events

Note 13 – Subsequent Events

Management has evaluated subsequent events through February 17, 2026, which is the date these interim unaudited consolidated financial statements were available to be issued.

On October 15, 2025, by written consent of the majority voting stockholders in lieu of a special meeting, the Company amended and restated its bylaws and in connection therewith appointed two additional directors.

On October 21, 2025,  the Company issued under a follow on to the PIPE offering: (i) 193,968 shares of its Series C Convertible Preferred Stock for an aggregate purchase price of approximately $2.7 million, net of proceeds, and (ii) PIPE Warrants to purchase up to 323,276 shares of Common Stock at an offering price of $15.00 per share of Series C Preferred Stock and accompanying PIPE Warrant. The PIPE Warrants are exercisable immediately upon issuance at an exercise price of $6.00 per share and will expire five years from the date of issuance. In addition, the Company issued 48,491 placement agent warrants for a period of five years at an exercise price per share of $5.40.

In December 2025, the Company issued 5,000,000 shares of Common Stock for conversion of 150,000 shares of Series C Preferred Stock.

In December 2025, the Company issued 292,663 shares of Common Stock for conversion of debt – related party of $632,150.

In December 2025, the Company issued 11,321 shares of Common Stock for conversion of debt of $89,549.

In December 2025, the Company issued 165,419 shares of Common Stock for cashless exercise of warrants.

In December 2025, the Company entered into Intellectual Property Purchase Agreement to protect our existing patents. The purchase price is $100,000 in cash and 220,000 shares of Common stock valued at $1,775,400, which shall be issued within 30 days of the closing date. The Company issued 220,000 shares of Common Stock in January 2026.

On January 22, 2026, the Company changed its name to CitroTech, Inc.

In February 2026, the Company issued 45,834 shares of Common Stock for conversion of debt of $110,000.

In February 2026, the Company issued 15,084 shares of Common Stock for cashless exercise of warrants.

Note 16 – Subsequent Events

Management has evaluated subsequent events through March 31, 2025, which is the date these financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure, except as follows:

•	2,589,450 shares of common stock issued for conversion of 776,831 shares of Series C Convertible Preferred Stock
•	225,000 shares of Series C Convertible Preferred stock were issued as follows;
o 197,500 shares for services, valued at $2,769,740
o 275,000 shares for cash of $160,000 at prices of $4.00 and $6.00 per share
•	In February 2025, the Company entered into twelve (12) subscription agreements for convertible notes ($4,075,000) and warrants (848,963 shares of common stock). The convertible notes have a term of twelve (12) months, at an interest rate of 10% per annum and warrants are with a term of five (5) years, at an exercise price of $3.00 per share.